Intangible Assets, Net - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	$ 27,048,344	$ 20,016,146